STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Jun. 25, 2014
Stock Options
Transactions During Fiscal 2014
Transactions during fiscal 2014 were as follows (in thousands, except option prices):

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Options outstanding at June 26, 2013	2,725	$23.13
Granted	223	42.89
Exercised	(1,203)	24.35
Forfeited or canceled	(44)	25.15
Options outstanding at June 25, 2014	1,701	$24.80	4.0	$44,367
Options exercisable at June 25, 2014	1,113	$20.58	2.8	$33,728

Restricted Share Award [Member]
Transactions During Fiscal 2014
Transactions during fiscal 2014 were as follows (in thousands, except fair values):

	Number of Restricted Share Awards	Weighted Average Fair Value Per Award
Restricted share awards outstanding at June 26, 2013	1,923	$21.15
Granted	455	39.81
Vested	(703)	12.93
Forfeited	(167)	32.65
Restricted share awards outstanding at June 25, 2014	1,508	$29.39